Investments in Other Companies (Details) - Schedule of investments in other companies - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Associates
Equity		$ 167,740	$ 152,004
Assets		46,923	42,338
Income		$ 1,793	$ (5,099)	$ 6,039
Transbank S.A. [Member]
Associates
Ownership Interest	[1]	26.16%	26.16%
Equity	[1]	$ 84,898	$ 67,337
Assets	[1]	22,207	17,613
Income	[1]	$ (3,254)	$ (4,360)	3,505
Administrador Financiero del Transantiago S.A. [Member]
Associates
Ownership Interest		20.00%	20.00%
Equity		$ 19,158	$ 19,171
Assets		3,947	3,951
Income		$ 385	$ 389	390
Redbanc S.A. [Member]
Associates
Ownership Interest		38.13%	38.13%
Equity		$ 9,935	$ 8,663
Assets		3,842	3,307
Income		$ 539	$ (242)	330
Centro de Compensación Automatizado S.A. [Member]
Associates
Ownership Interest		33.33%	33.33%
Equity		$ 10,728	$ 8,182
Assets		3,663	2,787
Income		$ 876	$ 603	294
Sociedad Interbancaria de Depósitos de Valores S.A. [Member]
Associates
Ownership Interest		26.81%	26.81%
Equity		$ 6,317	$ 5,526
Assets		1,788	1,564
Income		$ 315	$ 276	231
Servicios de Infraestructura de Mercado OTC S.A. [Member]
Associates
Ownership Interest		12.33%	12.33%
Equity		$ 12,609	$ 12,248
Assets		1,541	1,510
Income		$ 32	$ (24)	59
Sociedad Operadora de la Cámara de Compensación de Pagos de Alto Valor S.A. [Member]
Associates
Ownership Interest		15.00%	15.00%
Equity		$ 6,638	$ 6,436
Assets		1,025	980
Income		$ 58	$ 29	29
Sociedad Operadora de Tarjetas de Crdito Nexus S.A. [Member]
Associates
Ownership Interest	[2]	29.63%	29.63%
Equity	[2]		$ 8,626
Assets	[2]		2,556
Income	[2]	$ 1,405	$ (2,682)	5
Sociedad Operadora de Tarjetas de Crdito Nexus S.A. [Member] | Servipag Ltda. [Member]
Associates
Ownership Interest		50.00%	50.00%
Equity		$ 14,930	$ 13,268
Assets		7,465	6,631
Income		$ 831	$ 359	572
Sociedad Operadora de Tarjetas de Crdito Nexus S.A. [Member] | Artikos Chile S.A. [Member]
Associates
Ownership Interest		50.00%	50.00%
Equity		$ 2,527	$ 2,547
Assets		1,445	1,439
Income		606	553	624
Sociedad Operadora de Tarjetas de Crdito Nexus S.A. [Member] | Joint Venture [Member]
Associates
Equity		17,457	15,815
Assets		8,910	8,070
Income		1,437	912	1,196
Associates [Member]
Associates
Equity		150,283	136,189
Assets		38,013	34,268
Income		$ 356	$ (6,011)	$ 4,843

[1]	On April 22, 2021, the Extraordinary Shareholders’ Meeting of the company unanimously approved a capital increase for Ch$30,000 million through the issuance of 152,905,194 payment shares. As of December 31, 2021, Banco de Chile has subscribed and full payment of 39,994,508 shares equivalent to Ch$7,847 million.
[2]	As of December 31, 2021, the investment is presented in the item “Other Assets” under the concept “Non-current assets held for sale”.